Report for the Calendar Year of Quarter Ended: September 30,
2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):[   ] is a restatement.
						   [ x ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Ehrlich Meyer Associates, Inc.
Address:  25 Griffin Avenue, P. O. Box 496
		Bedford Hills, NY  10507

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert L. Meyer
Title:	President
Phone:	914 241 0315
Signature, Place and Date of Signing:

Robert L. Meyer	Bedford Hills, New York	 October 4, 2000

Report Type (Check only one.):

[ X]		13F HOLDINGS REPORT

[  ]		13F NOTICE

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Mangers:		0

Form 13F Information Table Entry Total:  63

Form 13F Information Table Value Total:	 $103,157


List of Other Included Managers:    None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T                           y                001957109     2309    78598 SH       SOLE                    78598
AT&T Wireless Group            y                001957406      449    21500 SH       SOLE                    21500
Abbott Laboratories            y                002824100      675    14200 SH       SOLE                    14200
Agilent Technologies           y                00846u101      617    12600 SH       SOLE                    12600
Amer. Home Products            y                026609107      238     4200 SH       SOLE                     4200
American International Group   y                026874107     3612    37748 SH       SOLE                    37748
American Standard              y                029712106     1015    22850 SH       SOLE                    22850
Anheuser Busch                 y                035229103      271     6400 SH       SOLE                     6400
Avalon Bay Comm.               y                               210     4400 SH       SOLE                     4400
BP Amoco                       y                055622104      370     6984 SH       SOLE                     6984
Bausch & Lomb                  y                071707103      773    19850 SH       SOLE                    19850
Baxter International           y                071813109      381     4776 SH       SOLE                     4776
Berkshire Hathaway             y                084670108      644       10 SH       SOLE                       10
Bristol-Myers Squibb           y                110122108     3725    65208 SH       SOLE                    65208
CVS                            y                126650100     1971    42550 SH       SOLE                    42550
Chevron Corp.                  y                166751107      447     5244 SH       SOLE                     5244
Cisco Systems                  y                17275R102      315     5700 SH       SOLE                     5700
Citigroup                      y                171196108    11563   213882 SH       SOLE                   213882
Coca-Cola                      y                191216100      987    17900 SH       SOLE                    17900
Conoco 'A'                     y                208251306     1426    54600 SH       SOLE                    54600
Corning                        y                219350105     5163    52150 SH       SOLE                    52150
Disney                         y                254687106     2434    63633 SH       SOLE                    63633
Du Pont                        y                263534109      329     7951 SH       SOLE                     7951
Duckwall-Alco Stores           y                264142100      139    15400 SH       SOLE                    15400
Eastman Kodak                  y                277461109      993    24300 SH       SOLE                    24300
Exxon Mobil                    y                30231g102     1392    15620 SH       SOLE                    15620
Fortune Brands                 y                349631101      994    37500 SH       SOLE                    37500
General Electric               y                369604103    15110   261925 SH       SOLE                   261925
Gillette                       y                375766102      738    23900 SH       SOLE                    23900
Hewlett-Packard                y                428236103     1977    20385 SH       SOLE                    20385
Household International        y                441815107     1821    32164 SH       SOLE                    32164
Intel                          y                458140100     2815    67730 SH       SOLE                    67730
International Business Machine y                459200101     6833    60738 SH       SOLE                    60738
Interpublic Group              y                460690100     1703    50000 SH       SOLE                    50000
Johnson & Johnson              y                478160104     1334    14200 SH       SOLE                    14200
Kimberly-Clark                 y                494368103      207     3700 SH       SOLE                     3700
Kinder Morgan Energy Partners  y                494550106      902    19050 SH       SOLE                    19050
Lockheed Martin                y                539830109      293     8900 SH       SOLE                     8900
Loral Space                    y                G56462107      249    40650 SH       SOLE                    40650
Lucent Technologies            y                549463107      882    28859 SH       SOLE                    28859
Merck                          y                589331107     4062    54564 SH       SOLE                    54564
Microsoft Corp.                y                594918104     1126    18675 SH       SOLE                    18675
Motorola                       y                620076109     1250    44250 SH       SOLE                    44250
Nestle                         y                641069406     2385    22900 SH       SOLE                    22900
Network Computing Devices      y                64120N100       10    12000 SH       SOLE                    12000
Pepsi Bottling                 y                713409100      415    13800 SH       SOLE                    13800
Pfizer                         y                717081103      485    10800 SH       SOLE                    10800
Philip Morris                  y                718154107      334    11350 SH       SOLE                    11350
Pitney Bowes                   y                724479100      221     5600 SH       SOLE                     5600
Procter & Gamble               y                742718109     1052    15700 SH       SOLE                    15700
Royal Dutch                    y                780257804      282     4700 SH       SOLE                     4700
Royal Philips Electronics      y                718337504     2741    64484 SH       SOLE                    64484
Safeway Inc.                   y                786514208      495    10600 SH       SOLE                    10600
Schlumberger                   y                806857108      247     3000 SH       SOLE                     3000
Time Warner                    y                887315109     4225    54000 SH       SOLE                    54000
U.S. Bancorp                   y                902973106      559    24550 SH       SOLE                    24550
U.S. Industries                y                912080108      359    36100 SH       SOLE                    36100
United Technologies            y                913017109      277     4000 SH       SOLE                     4000
Verizon                        y                92343v104      203     4188 SH       SOLE                     4188
Walgreen                       y                931422109     1821    48000 SH       SOLE                    48000
Wiley John & Sons Inc. Cl. A   y                968223206      367    16000 SH       SOLE                    16000
Worldcom                       y                55268b106     1290    42461 SH       SOLE                    42461
Xerox                          y                               647    42950 SH       SOLE                    42950